Options Plans (Details) - Elbit Medical plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Balance at the beginning of the year	158,592,747	140,035,935
Number of options, Granted	500,000	22,298,912
Number of options, Forfeited	(104,685,257)	(3,742,100)
Number of options, Exercised	(36,670,449)
Number of options, Balance at the end of the year	17,737,041	158,592,747
Number of options, Options exercisable at the year end	2,371,100	136,293,835
Weighted average exercise price, Balance at the beginning of the year	$ 0.14	$ 0.14
Weighted average exercise price, Granted	0.13	0.10
Weighted average exercise price, Forfeited	0.13	0.40
Weighted average exercise price, Exercised	0.13
Weighted average exercise price, Balance at the end of the year	0.11	0.14
Weighted average exercise price, Options exercisable at the year end	$ 0.13	$ 0.13